Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Customer	Sep. 30, 2012 Customer	Sep. 30, 2013 Customer	Sep. 30, 2012 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Revenues [Member]
Concentration Risk [Line Items]
Number of customers	1	2	1	2	2	2	2
Concentration Risk, Percentage	56.00%	67.00%	52.00%	72.00%	70.00%	73.00%	56.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers			1		2	2
Concentration Risk, Percentage			60.00%		77.00%	69.00%